Share-based compensation - Summary of compensation costs recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation costs
Compensation cost recognized	$ 19,679,000	$ 5,072,000	$ 21,244,000
Cost of revenues
Compensation costs
Compensation cost recognized	347,000	49,000	52,000
Research and development
Compensation costs
Compensation cost recognized	6,587,000	937,000	985,000
Sales and marketing expenses
Compensation costs
Compensation cost recognized	4,811,000	2,179,000	2,160,000
General and administrative expenses
Compensation costs
Compensation cost recognized	$ 7,934,000	$ 1,907,000	$ 18,047,000